Stock-Based Compensation	6 Months Ended
Jul. 02, 2022
Stock-Based Compensation
Stock-Based Compensation

Note 12.Stock-Based Compensation

Long-term Incentive Plan

The Company’s LTIP allows for the award of equity incentives, including stock options, restricted shares, performance awards, stock appreciation rights, other share-based awards and other cash-based awards to certain employees, directors, officers, or consultants to the Company or its subsidiaries. As of July 2, 2022, there were 2.3 million shares of Class A Common Stock available for future grant under the Plan. The number of shares of Class A common stock reserved for issuance under the 2022 Plan will automatically increase on January 1st each year, starting on January 1, 2023 and continuing through January 1, 2032, by the lesser of (a) the lesser of (i) two percent (2%) of the total number of shares of the Company’s Class A Common Stock and Class B Common Stock outstanding on December 31st of the immediately preceding calendar year and (ii) such number of shares of Class A Common Stock that would result in the number of shares of Class A Common Stock reserved being equal to 15% of the aggregate number of shares of Class A Common Stock and Class B Common Stock outstanding as of the final day of the immediately preceding calendar year, and (b) a lesser number determined by the Company’s board of directors prior to the applicable January 1st. There was not a similar plan in 2021.

Stock Options

Stock options under the LTIP are granted at the discretion of the Board of Directors or its Committee and expire no more than ten years from the grant date. Outstanding stock options generally vest in equal installments over a four-year period subject to the grantee’s continued service on each applicable vesting. All options under the Plan are exercisable, upon vesting, for shares of Class A Common Stock of the Company. Outstanding stock options expire 10 years from the grant date.

During the six months ended July 2, 2022, the Company granted options for 5.2 million shares of Class A Common Stock under the LTIP, with an aggregate grant date fair value of $7,605 thousand. During the six months ended July 2, 2022, 645,563 stock options vested and the total fair value of stock options vested was $936.1 thousand. There were no stock options exercised during the six months ended July 2, 2022.

As of July 2, 2022, 4.5 million outstanding stock options were unvested, which had a weighted average grant date fair value of $1.45. There were 5.2 million stock options outstanding as of July 2, 2022, with a weighted average exercise price of $1.45. There were no stock options outstanding as of June 30, 2021.

The following table summarizes stock-based compensation expense recognized in the condensed consolidated statements of operations:

	Three Months Ended		Six Months Ended
	July 2, 2022	July 3, 2021	July 2, 2022	July 3, 2021
Cost of revenue	$121	$—	$121	$—
General and administrative expenses	993	—	7,704	—
Total	$1,114	$—	$7,825	$—

As of July 2, 2022, there was $6,370 thousand of total unrecognized compensation cost related to unvested stock options. The unrecognized compensation cost as of July 2, 2022 is expected to be fully amortized over the next 3.9 years. Absent the effect of forfeiture of stock compensation cost for any departures of employees, the following tables summarize the unrecognized compensation cost, the weighted average period the cost is expected to be amortized, and the estimated annual compensation cost for the future periods indicated below (excludes any future award):

			Weighted
			Average
			Remaining
			Period to be
	Unrecognized Compensation Cost		Recognized
	July 2,	July 3,	July 2,	July 3,
	2022	2021	2022	2021
Stock options	$6,370	$—	3.6	—

	Total Unrecognized Compensation Cost
	Total	2022	2023	2024	2025 and beyond
Stock options	$6,370	$875	$1,755	$1,755	$1,985